PENSION PLANS AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
PENSION PLANS AND POSTRETIREMENT BENEFITS
Schedule of reconciliation of the changes in the plans' benefit obligations and the fair value of plan assets

	Pension benefits		Postretirement benefits
	2018	2017	2018	2017
Change in benefit obligations
Benefit obligations at the beginning of the year	$1,320.4	$1,274.9	$60.5	$73.4
Service costs	36.4	33.9	2.1	1.9
Interest costs	46.0	49.8	2.8	2.9
Plan participants’ contributions	11.1	11.5	—	—
Actuarial (gain) loss arising from:
Financial assumptions	(75.7)	82.1	20.5	5.4
Demographic assumptions	—	(8.6)	(12.3)	—
Participant experience	(1.1)	4.5	(0.5)	(21.2)
Benefits and settlements paid	(55.1)	(72.7)	(1.7)	(1.9)
Plan transfer	—	(55.4)	—	—
Other	1.2	0.4	—	—
Benefit obligations at the end of the year	$1,283.2	$1,320.4	$71.4	$60.5

Change in plan assets
Fair value of plan assets at the beginning of the year	$1,267.3	$1,244.4	$—	$—
Actual return on plan assets	(37.5)	106.5	—	—
Employer contributions	34.0	35.5	1.7	1.9
Plan participants’ contributions	11.1	11.5	—	—
Administrative fees	(2.5)	(2.5)	—	—
Benefits and settlements paid	(55.1)	(72.7)	(1.7)	(1.9)
Plan transfer	—	(55.4)	—	—
Fair value of plan assets at the end of the year	$1,217.3	$1,267.3	$—	$—

Schedule of fair value of plan assets

	2018	2017
Equity securities:
Canadian	21.1%	23.6%
Foreign	31.2	32.3
Debt securities	46.6	40.8
Other	1.1	3.3
	100.0%	100.0%

Schedule of reconciliation of funded status to the net amount

	Pension benefits		Postretirement benefits
	2018	2017	2018	2017
Benefit obligations	$(1,283.2)	$(1,320.4)	$(71.4)	$(60.5)
Fair value of plan assets	1,217.3	1,267.3	—	—
Plan deficit	(65.9)	(53.1)	(71.4)	(60.5)
Asset limit and minimum funding adjustment	(16.0)	(20.4)	—	—
Net amount recognized[1]	$(81.9)	$(73.5)	$(71.4)	$(60.5)
[1]

The net liability recognized for 2018 is $153.9 million and is included in “Other Liabilities” (note 21) (an asset of $2.9 million was included in “Other assets” in 2017 and a liability of $136.9 million was included in “Other liabilities” in 2017).

Schedule of components of re-measurements

	Pension benefits			Postretirement benefits
	2018	2017	2016	2018	2017	2016
Actuarial gain (loss) on benefit obligations	$76.8	$(78.0)	$(20.1)	$(7.7)	$15.8	$(1.4)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	(80.9)	59.1	51.8	—	—	—
Asset limit and minimum funding adjustment	5.0	(0.1)	2.8	—	—	—
Re-measurements gain (loss) recorded in other comprehensive income	$0.9	$(19.0)	$34.5	$(7.7)	$15.8	$(1.4)

Schedule of components of net benefit costs

	Pension benefits			Postretirement benefits
	2018	2017	2016	2018	2017	2016
Employee costs:
Service costs	$36.4	$33.9	$34.9	$2.1	$1.9	$1.8
Administrative fees and other	3.7	3.0	3.0	—	—	—
Interest on net defined benefit liability	3.4	2.9	3.9	2.8	2.9	2.8
Net benefit costs	$43.5	$39.8	$41.8	$4.9	$4.8	$4.6

Schedule of actuarial assumptions used in measuring the Corporation's benefit obligations

	Pension and postretirement benefits
	2018	2017	2016
Benefit obligations
Rates as of year-end:
Discount rate	3.90%	3.50%	3.90%
Rate of compensation increase	3.00	3.00	3.00

Current periodic costs
Rates as of preceding year-end:
Discount rate	3.50%	3.90%	4.00%
Rate of compensation increase	3.00	3.00	3.00